Related Party Transactions	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

17. RELATED PARTY TRANSACTIONS

Major related parties that transacted with the Group and their respective relationship to the Group listed as below:

Names of the related parties	Relationship with the Group
Hangzhou Youyue Travel Technology Co., Ltd. (“Hangzhou Youyue”)	An affiliate of Bingyi Zhao
Jia Li	Controlling shareholder, Director and CEO of U Power Limited
Bingyi Zhao	Director and Chief Financial Officer of U Power Limited

Youche Jingpin E-commerce (Shanghai) Co., Ltd. (“Youche Jingpin”)	An affiliate of Jia Li
Shanghai Youcang Business Consulting Partnership (Limited Partnership) (“Shanghai Youcang”)	An affiliate of Jia Li
Nanmu (Shanghai) Finance Leasing Co., Ltd. (“Nanmu”)	An affiliate of Jia Li

(a) Amounts due from related parties

	December 31	June 30
	2022	2023
	RMB	RMB	US$
Youche Jingpi	20	20	3
Shanghai Youcang	100	155	21
	120	175	24

(b) Amounts due to related parties

	December 31	June 30
	2022	2023
	RMB	RMB	US$
Jia Li	228	2,701	372
Bingyi Zhao	23	22	3
Hangzhou Youyue	-	6	1
Nanmu	-	8,534	1,177
	251	11,263	1,553